Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property, plant and equipment fully owned.

FULLY OWNED	Land, buildings & building improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2023	€88,719	€57,040	€10,241	€11,587	€167,588
Additions	6,754	6,472	268	3,329	16,823
Sales and disposals	(4,403)	(24,057)	(1,067)	(7,655)	(37,182)
Reclassifications	95	272	124	(491)	—
Reclassifications to assets in disposal group classified as held for sale	(739)		(249)		(988)
Translation differences	279	(49)	36		266
On December 31, 2023	€90,705	€39,678	€9,353	€6,770	€146,507
Additions	7,292	9,595	118	298	17,303
Sales and disposals	(6,554)	(663)	(2,460)		(9,677)
Reclassifications	4,687	470	466	(5,623)	—
Reclassifications to assets in disposal group classified as held for sale	(10,200)			(915)	(11,115)
Translation differences	84	204	(15)		273
On December 31, 2024	€86,014	€49,284	€7,462	€530	€143,291

Depreciations and impairment
On January 1, 2023	€7,814	€28,510	€4,537	€—	€40,862
Depreciation	4,603	4,355	1,290		10,248
Impairment				7,645	7,645
Sales and disposals	(1,194)	(13,676)	(827)	(7,645)	(23,342)
Reclassifications to assets in disposal group classified as held for sale	(161)		(129)		(290)
Translation differences	156	(11)	19		164
On December 31, 2023	€11,218	€19,178	€4,891	€—	€35,287
Depreciation	5,284	4,787	1,005		11,076
Impairment	1,068	17	158		1,243
Sales and disposals	(6,554)	(663)	(2,460)		(9,677)
Translation differences	(68)	39	(8)		(37)
On December 31, 2024	€10,948	€23,358	€3,586	€—	€37,892

Carrying amount
On December 31, 2023	€79,487	€20,500	€4,463	€6,770	€111,220
On December 31, 2024	€75,066	€25,926	€3,876	€530	€105,399

Schedule of property plant and equipment including right of use assets

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total

	(Euro, in thousands)
Acquisition value

On January 1, 2023	€34,834	€437	€12,505	€47,777
Additions	1,726		1,724	3,450
Sales and disposals	(11,497)	(186)	(1,897)	(13,580)
Reclassifications to assets in disposal group classified as held for sale	(2,091)		(4,683)	(6,774)
Translation differences	202		3	205
On December 31, 2023	€23,174	€251	€7,652	€31,078
Additions	4,287	1,657	2,879	8,823
Sales and disposals	(2,989)	(250)	(4,114)	(7,353)
Translation differences	113			113
On December 31, 2024	€24,585	€1,658	€6,417	€32,661

Depreciations and impairment

On January 1, 2023	€14,424	€352	€5,473	€20,250
Depreciation	3,342	57	3,450	6,849
Sales and disposals	(5,922)	(186)	(1,871)	(7,979)
Reclassifications to assets in disposal group classified as held for sale	(699)		(2,580)	(3,279)
Translation differences	134		1	135
On December 31, 2023	€11,279	€223	€4,473	€15,976
Depreciation	2,848	118	1,592	4,558
Sales and disposals	(1,920)	(250)	(3,200)	(5,370)
Translation differences	(3)			(3)
On December 31, 2024	€12,204	€91	€2,865	€15,161

Carrying amount

On December 31, 2023	€11,895	€28	€3,179	€15,101
On December 31, 2024	€12,381	€1,567	€3,552	€17,499

		December 31,
		2024	2023

		(Euro, in thousands)
Carrying amount
Property, plant and equipment fully owned		€105,399	€111,220
Right-of-use		17,499	15,101
Total property, plant and equipment		€122,898	€126,321